Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2023
Foreign currency assets and liabilities
Foreign currency assets and liabilities

32. Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item / Currency (3)	Amount (1)	Peso exchange rate (2)	06.30.2023	06.30.2022
Assets
Trade and other receivables
US Dollar	25.58	256.30	6,557	7,358
Euros	0.08	279.42	23	24
Receivables with related parties:
US Dollar	20.31	256.70	5,214	4,881
Total trade and other receivables			11,794	12,263
Investments in financial assets
US Dollar	71.46	256.30	18,314	3,714
Pounds	0.73	326.75	237	211
New Israel Shekel	5.04	69.20	349	1,237
Investments with related parties:
US Dollar	5.87	256.70	1,506	6,174
Total investments in financial assets			20,406	11,336
Cash and cash equivalents
US Dollar	17.01	256.30	4,359	19,885
Euros	0.01	279.42	2	2
New Israel Shekel	0.38	69.20	26	-
Total cash and cash equivalents			4,387	19,887
Total Assets			36,587	43,486

Liabilities
Trade and other payables
US Dollar	16.34	256.70	4,194	2,313
Euros	-	280.50	-	2
Uruguayan pesos	1.31	6.87	9	-
Payables to related parties:
US Dollar	0.05	256.70	12	129
Total Trade and other payables			4,215	2,444
Borrowings
US Dollar	338.09	256.70	86,787	134,744
Borrowings with related parties
US Dollar	1.13	256.70	291	300
Total Borrowings			87,078	135,044
Derivative financial instruments
US Dollar	0.02	256.70	6	34
Total derivative financial instruments			6	34
Lease liabilities
US Dollar	11.34	256.70	2,910	2,404
Total lease liabilities			2,910	2,404
Provisions
New Israel Shekel	80.00	69.20	5,536	-
Total Provisions			5,536	-
Total Liabilities			99,745	139,926

(1)	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group’s functional currency at each year-end.
(2)	Exchange rate as of June 30, 2023, according to Banco Nación Argentina records.
(3)	The Group uses derivative instruments as a complement in order to reduce its exposure to exchange rate movements (see Note 14).